PAYDEN & RYGEL
333 South Grand Avenue, 32nd Floor
Los Angeles, California 90071
Telephone (213) 625-1900
December 24, 2009
WRITER’S DIRECT
DIAL NUMBER
(213) 830-4255
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group Post Effective Amendment No. 64 to Form N-1A Registration Statement File Nos. 811-6625, 33-46973 CIK No. 0000885709
To Whom It May Concern:
     Concurrently with this letter, we are filing electronically with the Securities and Exchange Commission (the “Commission) on behalf of The Payden & Rygel Investment Group (the “Trust”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 65 under the Investment Company Act of 1940, as amended (the “Filing”).
     The Filing is with respect to the revision of the Trust’s various prospectuses to include the new “Fund Summary” for each of the mutual funds of the Trust (each a “Fund, and collectively, the “Funds”). The Filing includes five Prospectuses and two related Statements of Additional Information, which appear in the Filing in the following order:
1. A combined Prospectus with respect to sixteen of the Trust’s Funds and the one mutual fund of The Metzler/Payden Investment Group (the “Metzler/Payden Fund”);
2. A Prospectus with respect to five of the Trust’s Funds that have Adviser Class shares with a Rule 12b-1 Fee;
3. A combined Statement of Additional Information covering the Trust’s Funds discussed in the Prospectuses referred to in Items, Nos. 1 and 2 above, and the

Securities and Exchange Commission
December 24, 2009

Metzler/Payden Fund discussed in the combined Prospectus referred to in Item No. 1, above;
4. Three Prospectuses with respect to the Trust’s Payden/Kravitz Cash Balance Plan Fund (the “PK Fund”) — one for the Institutional Class shares of the PK Fund, one for the Adviser Class shares of the PK Fund that includes a 0.25% Rule 12b-1 Fee, and one for the Retirement Class shares of the PK Fund that includes a 0.50% Rule 12b-1 Fee; and
5. A Statement of Additional Information with respect to the PK Fund.
     Should you have any questions on the foregoing, please do not hesitate to contact the undersigned at the number set forth above. Thank you for your assistance.
Very truly yours,
Edward S. Garlock
Managing Principal and
General Counsel